Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	SUMMARY COMPENSATION TABLE (SCT) TOTAL FOR CEO ($)[1] (b)	COMPENSATION ACTUALLY PAID (“CAP”) TO CEO ($)[2] (c)	AVERAGE SCT TOTAL FOR NON-CEO NEOS ($)[3] (d)	AVERAGE CAP TO NON-CEO NEOS ($)[4] (e)	VALUE OF INITIAL FIXED $100 INVESTED BASED ON		NET INCOME (GAAP) ($B)[7] (h)	ADJUSTED DILUTED EARNINGS PER SHARE (EPS) ($)[8] (i)
					CUMULATIVE TOTAL SHAREOWNER RETURN (TSR) ($)[5] (f)	CUMULATIVE DOW JONES INDUSTRIAL INDEX TSR ($)[6] (g)
2024	65,734,245	112,171,337	5,517,288	9,534,871	430	222	5.604	2.90
2023	17,695,200	42,696,403	5,310,858	8,750,047	358	193	1.349	2.73
2022	13,222,247	(20,060,104)	3,819,391	(6,280,707)	253	166	3.534	2.34
2021	14,892,815	61,128,628	4,734,191	17,061,157	327	179	1.664	2.27
2020	15,440,951	64,414,726	5,764,240	18,823,830	225	148	1.982	1.66

Company Selected Measure Name	8Adjusted EPS
Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Gitlin (our CEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Compensation Tables – Summary Compensation Table.”The dollar amounts reported in column (d) represent the average of the amounts reported for the company’s NEOs as a group (excluding Mr. Gitlin, who has served as our CEO since 2020) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Gitlin) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Messrs. Goris, Pandya, Agrawal, O’Connor and Timperman; (ii) for 2023, Messrs. Goris, Timperman, White, O’Connor and Nelson; (iii) for 2022 and 2021, Messrs. Goris, Nelson, White and Timperman; and (iv) for 2020, Messrs. Goris, Nelson, McLevish, Appel and O’Connor.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Dow Jones Industrial Index.
PEO Total Compensation Amount	$ 65,734,245	$ 17,695,200	$ 13,222,247	$ 14,892,815	$ 15,440,951
PEO Actually Paid Compensation Amount	$ 112,171,337	42,696,403	(20,060,104)	61,128,628	64,414,726
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of CAP to Mr. Gitlin, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gitlin during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Gitlin’s total compensation for each year to determine the CAP:

Year	REPORTED SCT TOTAL FOR CEO ($)	REPORTED VALUE OF EQUITY AWARDS ($)[a]	EQUITY AWARD ADJUSTMENTS ($)[b]	REPORTED CHANGE IN THE ACTUARIAL PRESENT VALUE OF PENSION BENEFITS ($)[c]	PENSION BENEFIT ADJUSTMENTS ($)[d]	CAP TO CEO
2024	65,734,245	(60,791,211)	107,407,703	(179,400)	—	112,171,337
2023	17,695,200	(12,021,241)	37,058,763	(36,319)	—	42,696,403
2022	13,222,247	(9,013,937)	(24,268,414)	—	—	(20,060,104)
2021	14,892,815	(9,067,330)	55,303,143	—	—	61,128,628
2020	15,440,951	(10,997,911)	60,274,303	(302,617)	—	64,414,726
[a]The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year for the CEO.
[b]The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vested in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. For 2020 only, the change in fair value uses a starting measurement period beginning at the Separation date of April 3, 2020. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	YEAR-END FAIR VALUE (FV) OF EQUITY AWARDS GRANTED IN THE YEAR ($)	YEAR-OVER- YEAR CHANGE IN FV OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	FV AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR ($)	YEAR-OVER- YEAR CHANGE IN FV OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	FV AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR ($)	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FV OR TOTAL COMPENSATION ($)	TOTAL EQUITY AWARD ADJUSTMENTS ($)
2024	93,741,792	6,543,629	—	7,122,282	—	—	107,407,703
2023	18,973,490	14,865,035	—	3,220,238	—	—	37,058,763
2022	7,609,658	(30,657,192)	—	(1,220,880)	—	—	(24,268,414)
2021	17,023,203	38,207,535	—	72,405	—	—	55,303,143
2020	35,607,693	21,373,460	—	3,293,150	—	—	60,274,303
[c]The amounts included in this column are the amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year for the CEO.
[d]As described in the Pension Benefits Table on page 58 the PPP, the company’s nonqualified and unfunded defined benefit plan, was frozen effective December 31, 2019. Therefore, there are no service costs or prior service costs to report.

Non-PEO NEO Average Total Compensation Amount	$ 5,517,288	5,310,858	3,819,391	4,734,191	5,764,240
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,534,871	8,750,047	(6,280,707)	17,061,157	18,823,830
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of CAP to the NEOs as a group (excluding Mr. Gitlin), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Gitlin) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Gitlin) for each year to determine the CAP, using the same methodology described above in Note 2:

Year	AVERAGE REPORTED SCT TOTAL FOR NON-CEO NEOS	AVERAGE REPORTED VALUE OF EQUITY AWARDS ($)[a]	AVERAGE EQUITY AWARD ADJUSTMENTS ($)[b]	AVERAGE REPORTED CHANGE IN THE ACTUARIAL PRESENT VALUE OF PENSION BENEFITS ($)[c]	AVERAGE PENSION BENEFIT ADJUSTMENTS ($)[d]	AVERAGE CAP TO NON-CEO NEOS
2024	5,517,288	(3,822,311)	7,844,464	(4,570)	—	9,534,871
2023	5,310,858	(3,784,413)	7,229,085	(5,483)	—	8,750,047
2022	3,819,391	(2,189,525)	(7,910,573)	—	—	(6,280,707)
2021	4,734,191	(2,724,373)	15,051,339	—	—	17,061,157
2020	5,764,240	(4,198,950)	17,333,302	(74,762)	—	18,823,830
[a]The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year for the non-CEO NEOs.
[b]The amounts deducted or added in calculating the total average equity award adjustments for non-CEO NEOs in accordance with the methodology outlined in footnote 2(b) above are as follows:

Year	YEAR-END AVERAGE FAIR VALUE (FV) OF EQUITY AWARDS GRANTED IN THE YEAR ($)	YEAR-OVER- YEAR AVERAGE CHANGE IN FV OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	AVERAGE FV AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR ($)	YEAR-OVER- YEAR AVERAGE CHANGE IN FV OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	AVERAGE FV AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR ($)	AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FV OR TOTAL COMPENSATION ($)	TOTAL AVERAGE EQUITY AWARD ADJUSTMENTS ($)
2024	4,592,567	1,831,659	—	1,420,238	—	—	7,844,464
2023	4,271,355	2,152,742	—	804,988	—	—	7,229,085
2022	1,848,414	(4,513,074)	—	(5,245,913)	—	—	(7,910,573)
2021	4,292,775	9,886,398	—	872,166	—	—	15,051,339
2020	10,834,669	6,498,633	—	—	—	—	17,333,302
[c]The amounts included in this column are the total average amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year for non-CEO NEOs.
[d]As described in the Pension Benefits Table on page 58, the PPP, the company’s nonqualified and unfunded defined benefit plan, was frozen effective December 31, 2019. Therefore, there are no service costs or prior service costs to report.

Compensation Actually Paid vs. Total Shareholder Return
As demonstrated by the CAP vs. Cumulative TSR graph below, the amount of CAP to Mr. Gitlin and the average amount of CAP to the company’s NEOs as a group (excluding Mr. Gitlin) is aligned with the company’s cumulative TSR over the five years presented in the table.
The alignment of CAP with the company’s cumulative TSR over the period presented is the result of a significant portion of the CAP to Mr. Gitlin and to the other NEOs being composed of equity awards. As described in more detail in “Compensation Discussion and Analysis,” the company targets that 73% of the value of total compensation for Mr. Gitlin and more than 59% of the value of total compensation awarded to the other NEOs is to be composed of equity awards, the value of which is 100% performance-based. In addition, since the company’s Separation, 75% of the annual LTI Plan awards for Mr. Gitlin and the NEOs have been linked to stock price performance through the use of SARs and the Relative TSR metric included in our PSUs. In 2024, 100% of the PSUs awarded to Messrs. Gitlin and Goris as part of the annual award were linked to the Relative TSR metric as previously noted.
As reflected in the graphs below, both the company’s TSR and our NEO’s CAP increased in 2024, while the company delivered strong financial results and outpaced comparators in the S&P 500 Index and Dow Jones Industrials Index. This further illustrates the strong correlation between delivering shareowner value and our NEO’s CAP.

Carrier Cumulative TSR vs. Cumulative TSR of Comparators[1]	CAP vs. Cumulative TSR

[1]This graph compares the cumulative TSR of our common stock against the cumulative total return of the S&P 500 Index and the Dow Jones Industrials Index for the period from April 3, 2020, to December 31, 2024, assuming in each case a fixed investment of $100 at the respective closing prices of April 3, 2020, the date of Carrier’s Separation, including reinvestment of dividends.

Compensation Actually Paid vs. Net Income
As demonstrated by the graph below, the CAP to Mr. Gitlin and the average amount of CAP to the company’s NEOs as a group (excluding Mr. Gitlin) is generally aligned with the company’s net income over the five years presented in the table, with the exception of 2022. In 2024, the CAP to Mr. Gitlin and the company’s other NEOs increased as the company delivered strong financial results. As noted previously, the 2022 GAAP net income was significantly higher than in other years due to proceeds received from the divestiture of the Chubb business, which occurred in January 2022. In 2024, GAAP net income was significantly higher than in other years due to proceeds received from the divestitures of Global Access Solutions, Industrial Fire, Commercial Refrigeration and Commercial & Residential Fire businesses.
While the company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measure of adjusted operating profit, which is a performance metric in the company’s
Annual Bonus Plan. As described in more detail in “Compensation Discussion and Analysis,” approximately 18% of the value of total target compensation awarded to the NEOs consists of amounts determined under the company’s Annual Bonus Plan.

CAP vs. GAAP Net Income

Compensation Actually Paid vs. Company Selected Measure
As demonstrated by the following graph, the CAP to Mr. Gitlin and the average CAP to the company’s NEOs as a group (excluding Mr. Gitlin) is generally aligned with the company’s adjusted EPS over the five years presented in the table. Adjusted EPS represents diluted earnings per share, excluding restructuring costs, amortization of acquired intangibles and other significant items. While the company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has assessed and determined that adjusted EPS is the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link NEO’s CAP to company performance.
In support of this determination, the company utilizes adjusted EPS when setting goals in the company’s LTI compensation program, composed of SARs and PSUs in 2024. The company targets 73% of the value of total compensation for Mr. Gitlin and more than 59% of the value of total compensation awarded to the NEOs is to be composed of equity awards, of which 100% is performance-based with a specific emphasis on stock price. 50% of the PSUs awarded to the NEOs in 2024 are linked to the company’s adjusted EPS CAGR over a three-year performance period. In 2024, none of the PSUs awarded to Messrs. Gitlin and Goris as part of the annual award were linked to adjusted EPS CAGR metric, instead 100% of PSUs awarded as part of the Supplemental Award are linked to the adjusted EPS CAGR metric as previously noted.
Adjusted EPS has increased each of the five years following the company’s Separation in 2020, further highlighting the company’s exceptional financial performance and creation of shareowner value during this time. As noted previously, CAP declined in 2022 due to stock price decline, despite continuing to deliver strong financial results, including a 3% increase in adjusted EPS.

CAP vs. Adjusted EPS

Total Shareholder Return Vs Peer Group
As demonstrated by the CAP vs. Cumulative TSR graph below, the amount of CAP to Mr. Gitlin and the average amount of CAP to the company’s NEOs as a group (excluding Mr. Gitlin) is aligned with the company’s cumulative TSR over the five years presented in the table.
The alignment of CAP with the company’s cumulative TSR over the period presented is the result of a significant portion of the CAP to Mr. Gitlin and to the other NEOs being composed of equity awards. As described in more detail in “Compensation Discussion and Analysis,” the company targets that 73% of the value of total compensation for Mr. Gitlin and more than 59% of the value of total compensation awarded to the other NEOs is to be composed of equity awards, the value of which is 100% performance-based. In addition, since the company’s Separation, 75% of the annual LTI Plan awards for Mr. Gitlin and the NEOs have been linked to stock price performance through the use of SARs and the Relative TSR metric included in our PSUs. In 2024, 100% of the PSUs awarded to Messrs. Gitlin and Goris as part of the annual award were linked to the Relative TSR metric as previously noted.
As reflected in the graphs below, both the company’s TSR and our NEO’s CAP increased in 2024, while the company delivered strong financial results and outpaced comparators in the S&P 500 Index and Dow Jones Industrials Index. This further illustrates the strong correlation between delivering shareowner value and our NEO’s CAP.

Carrier Cumulative TSR vs. Cumulative TSR of Comparators[1]	CAP vs. Cumulative TSR

[1]This graph compares the cumulative TSR of our common stock against the cumulative total return of the S&P 500 Index and the Dow Jones Industrials Index for the period from April 3, 2020, to December 31, 2024, assuming in each case a fixed investment of $100 at the respective closing prices of April 3, 2020, the date of Carrier’s Separation, including reinvestment of dividends.

Total Shareholder Return Amount	$ 430	358	253	327	225
Peer Group Total Shareholder Return Amount	222	193	166	179	148
Net Income (Loss)	$ 5,604,000,000	$ 1,349,000,000	$ 3,534,000,000	$ 1,664,000,000	$ 1,982,000,000
Company Selected Measure Amount | $ / shares	2.90	2.73	2.34	2.27	1.66
PEO Name	Mr. Gitlin
Additional 402(v) Disclosure	Cumulative TSR is calculated by (i) dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment; and (ii) the difference between the company’s share price at the end and the beginning of the measurement period by the company’s share price at the beginning of the measurement period. The company’s TSR and Dow Jones Industrial Index TSR are calculated using a measurement period beginning at the Separation date of April 3, 2020, through and including the end of the applicable fiscal year and based on a fixed investment of $100 at the measurement point.The dollar amounts reported represent the amount of net earnings reflected in the company’s audited financial statements for the applicable year.
While the company utilizes several performance measures to align executive compensation with company performance, not all of those performance measures are presented in the Pay Versus Performance Disclosure Table. Moreover, the company generally seeks to incentivize long-term performance, and, therefore, does not specifically align the company’s performance measures with CAP (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance Disclosure Table.

Measure:: 1
Pay vs Performance Disclosure
Name	▪Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	▪Adjusted EPS
Non-GAAP Measure Description	Adjusted EPS represents diluted earnings per share (a GAAP measure), excluding restructuring costs, amortization of acquired intangibles and other significant items. Also see Appendix A beginning on page 92 for a reconciliation.
Measure:: 3
Pay vs Performance Disclosure
Name	▪Sales
Measure:: 4
Pay vs Performance Disclosure
Name	▪Adjusted Operating Profit
Measure:: 5
Pay vs Performance Disclosure
Name	▪Free Cash Flow
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (179,400)	$ (36,319)	$ 0	$ 0	$ (302,617)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,791,211)	(12,021,241)	(9,013,937)	(9,067,330)	(10,997,911)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	107,407,703	37,058,763	(24,268,414)	55,303,143	60,274,303
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	93,741,792	18,973,490	7,609,658	17,023,203	35,607,693
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,543,629	14,865,035	(30,657,192)	38,207,535	21,373,460
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,122,282	3,220,238	(1,220,880)	72,405	3,293,150
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,570)	(5,483)	0	0	(74,762)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,822,311)	(3,784,413)	(2,189,525)	(2,724,373)	(4,198,950)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,844,464	7,229,085	(7,910,573)	15,051,339	17,333,302
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,592,567	4,271,355	1,848,414	4,292,775	10,834,669
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,831,659	2,152,742	(4,513,074)	9,886,398	6,498,633
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,420,238	804,988	(5,245,913)	872,166	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0